Businesses Held for Sale and Discontinued Operations (Rollforward of the Reserve) (Details) - WMC - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Financial Information For Discontinued Operations [Line Items]
Reserve, beginning of period	$ 875	$ 809	$ 809
Provision	57	7
Claim resolutions	(99)	(2)
Reserve, end of period	833	$ 814	875
Pending claims, beginning of period	2,887
New claims	7,266		8,047
Pending claims, end of period	2,688		$ 2,887
Claims Relating To Alleged Breaches Of Representations That Are Beyond Applicable Statute Of Llimitations	$ 112